Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]		Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022	$ 6	[1]	$ 5,440	$ (419)	$ 1,235	$ 50	$ 6,312
Balance, shares at Dec. 31, 2022	2,480
Foreign currency translation adjustment		[1]		269			269
Net (Income) loss		[1]			1,789	(50)	1,739
Issue of new shares, net of deferred offering costs	$ 2	[1]	13,505				13,507
Issue of new shares net of deferred offering costs, shares	604
Balance at Dec. 31, 2023	$ 8	[1]	18,945	(150)	3,024		21,827
Balance, shares at Dec. 31, 2023	3,084
Foreign currency translation adjustment		[1]		(84)			(84)
Net (Income) loss		[1]			(2,854)		(2,854)
Issue of new shares, net of deferred offering costs	$ 1	[1]	1,195				1,196
Issue of new shares net of deferred offering costs, shares	249
Balance at Dec. 31, 2024	$ 9	[1]	20,140	(234)	170		20,085
Balance, shares at Dec. 31, 2024	3,333
Foreign currency translation adjustment		[1]		331			331
Net (Income) loss		[1]			(433)		(433)
Issue of new shares, net of deferred offering costs	$ 4	[1]	2,668				2,672
Issue of new shares net of deferred offering costs, shares	1,800
Balance at Dec. 31, 2025	$ 13	[1]	$ 22,808	$ 97	$ (263)		$ 22,655
Balance, shares at Dec. 31, 2025	5,133

[1]	On February 23, 2026, the Company effected a 1-for-10